Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (23,130,986)	$ (13,048,869)	$ (38,165,870)	$ (10,997,929)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	420,631	420,722	841,444	43,871
Stock-based compensation	371,728	1,392,674	1,905,948	865,112
Stock-based compensation - restricted common stock				33,332
Interest and accretion on convertible notes and notes payable	15,121,870	829,770	2,789,255	126,024
Issuance of warrants for services		1,850,533	1,850,533	368,287
Impairment of intangible assets			24,350,000
Change in fair value of contingent liabilities	(1,990,000)	3,622,000	(1,606,000)	1,387,000
(Gain) loss on debt extinguishment	684,682		(338,181)	663,522
Other income			(3,000)
Loss on issuance of debt	2,377,569
Shares issued as part of the Confidential Settlement Agreement	153,600
Shares issued for services	138,000
Warrants issued as part of promissory note agreement	1,333,128
Change in operating assets and liabilities:
Accounts and other receivables	(4,171)	(15,715)	(53,154)	36,298
Prepaid expenses	519,414	21,787	(868,592)	(184,112)
Inventory	75,843	(246,060)	(193,213)	33,987
Accounts payable and accrued expenses	1,467,328	(973,544)	(228,684)	968,788
Due to related parties	143,351	(908,973)	(1,132,634)	868,725
Net cash used in operating activities	(2,318,013)	(7,055,675)	(10,852,148)	(5,787,095)
Cash flows from financing activities:
Proceeds from issuance of Convertible Notes - OID, net of issuance cost	870,000	5,120,743
Proceeds from financing, net of issuance cost			6,500,743	6,692,765
Proceeds from exercise of warrants	265,216	3,000	3,000
Proceeds from promissory notes, net of repayments	877,158	(95,431)	786,931	263,907
Net cash provided by financing activities	2,012,374	5,028,312	7,290,674	6,956,672
Net change in cash	(305,639)	(2,027,363)	(3,561,474)	1,169,577
Cash at beginning of year	510,865	4,072,339	4,072,339	2,902,762
Cash at end of year	205,226	2,044,976	510,865	4,072,339
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:
Derivative liabilities and debt discount issued in connection with convertible notes	5,461,702	1,938,379	2,338,379	2,485,346
Warrants and debt discount issued in connection with convertible notes	19,058,426	3,461,042	4,341,042	5,125,534
Settlement of notes payable with convertible notes	2,064,133	278,678	278,678
Warrants cancelled in debt extinguishment	8,426,927
Shares issued on conversion of convertible notes	$ 84,140
Warrants repurchased and retired			200,000
Contingent liabilities				9,926,000
Issuance of common stock in connection with business combination				7,774,000
Notes payable assumed in connection with business combination				$ 468,137